Consolidated Statements of Operations (USD $)	12 Months Ended		93 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Income Statement [Abstract]
REVENUES		$ 10,000	$ 92,903
OPERATING EXPENSES:
Research and development	944,330	702,792	15,542,286
Selling, general, and administrative expenses	2,611,184	979,285	15,030,573
Depreciation and amortization	36,231	123,206	1,423,226
Total operating expenses	3,591,745	1,805,283	31,996,085
Loss from operations	(3,591,745)	(1,795,283)	(31,903,182)
OTHER INCOME (EXPENSES):
Interest expense, net	(741,916)	(734,168)	(4,309,379)
Net loss on sale and disposal of assets	(9,230)	(1,254)	(37,878)
Research grant income			1,179,646
Gain on debt extinguishment			786,945
Federal and state tax credits			1,506,596
Dividend income			55,206
Other expenses, net	(18,274)	(12,685)	(175,611)
Total other expenses	(769,420)	(748,107)	(994,475)
Loss before the provision for income taxes	(4,361,165)	(2,543,390)	(32,897,657)
PROVISION FOR INCOME TAXES, net
NET LOSS	$ (4,361,165)	$ (2,543,390)	$ (32,897,657)
NET LOSS PER SHARE
Basic	$ (0.46)	$ (0.27)
Diluted	$ (0.46)	$ (0.27)
SHARES USED IN CALCULATION OF NET INCOME PER SHARE
Basic	9,488,227	9,488,227
Diluted	9,488,227	9,488,227